Non-current assets held for sale - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 6,347	$ 4,081
Liabilities included in disposal groups classified as held for sale		1,594	1,105
Goodwill		10,300	14,888
Equity	[1]	74,000	78,318	$ 85,493	$ 82,990
Impairment losses		5,529	5,633	5,747
Reserve of exchange differences on translation [member]
Assets and liabilities held for sale [Line Items]
Equity	[1]	$ (401)	(2,196)	(1,920)	$ (2,643)
Stonepeak [Member] | Castrol
Assets and liabilities held for sale [Line Items]
Ownership percentage in subsidiary		65.00%
gas & low carbon energy
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 1,916	1,702
Liabilities included in disposal groups classified as held for sale		1,254	1,050
Impairment losses		4,146	3,310	2,213
customers & productsa
Assets and liabilities held for sale [Line Items]
Impairment losses		926	$ 1,144	$ 1,614
customers & productsa | Castrol
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		4,431
Liabilities included in disposal groups classified as held for sale		$ 340
Proportion of ownership interest in associate		35.00%
Goodwill		$ 2,760
Net working capital		1,200
customers & productsa | Castrol | Estimates of present value of future cash flows [member]
Assets and liabilities held for sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		6,000
customers & productsa | Castrol | Reserve of exchange differences on translation [member]
Assets and liabilities held for sale [Line Items]
Equity		$ (1,600)

[1]	See Note 32 for further information.